STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK-BASED COMPENSATION EXPENSE RECOGNIZED FOR STOCK OPTION AWARDS

The Company has recorded stock-based compensation expense (credit) related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statement of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Research and development	$10,620	$2,363	$21,889	$7,860
General and administrative	159,634	24,322	305,979	124,872
	$170,255	$26,685	$327,868	$132,732

The Company has recorded stock-based compensation expense related to the issuance of stock option awards in the following line items in the accompanying consolidated statements of operations:

	2022	2021

Research and development	$7,832	$25,262
Selling, general and administrative	240,760	17,750
Total stock-based compensation expense	$248,592	$43,012

SUMMARY OF OPTION ACTIVITY

The following table summarizes stock option activity under the Plan:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	806,392	$4.33
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at June 30, 2023	806,392	$4.33	3.8	$271,298

Vested and exercisable at June 30, 2023	803,813	$4.32	3.7	$271,298

The following table summarizes stock option activity under the Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2020	824,104	$4.10
Granted	79,273	5.49
Exercised	—	—
Forfeited	(24,997)	7.70
Outstanding at December 31, 2021	878,380	$4.12
Granted	7,142	4.20
Exercised	(64,848)	1.16
Forfeited	(14,282)	5.95
Outstanding at December 31, 2022	806,392	$4.33	4.0	$164,255

Vested and exercisable at December 31, 2022	800,838	$4.31	4.0	$164,255

SUMMARY OF RESTRICTED STOCK AWARD

The following table summarizes restricted stock award activity under the Plan:

	Number of restricted stock awards (RSA)	Weighted-average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2022	114,920	$3.56	$409,437	32,008	82,912
Granted	219,812	1.82	401,079	174,043
Forfeited	—	—	—	—	—
Balance at June 30, 2023	806,392	$4.33	$810,517	206,051	128,681

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the six months ended June 30, 2022. No stock options have been issued during the six months ended June 30, 2023:

2022
Fair value of Common Stock	$4.62
Volatility	63.9%
Expected term (years)	6.0
Risk-free interest rate	2.20%
Dividend yield	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the years ended December 31, 2022, and 2021, respectively:

	2022	2021
Fair value of Common Stock	$4.62	$3.79
Volatility	63.9%	72.8%
Expected term (years)	6.0	6.1
Risk-free interest rate	2.20%	1.14%
Dividend yield	0%	0%